Preferred Stock	12 Months Ended
Mar. 31, 2011
Preferred Stock
Preferred Stock

15.    PREFERRED STOCK

Pursuant to the Articles of Incorporation, MUFG was authorized to issue 120,000,000 shares of Class 3 Preferred Stock, 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, 200,000,000 shares of Class 7 Preferred Stock and 1,000 share of Class 11 Preferred Stock without par value.

All classes of preferred stock are non-voting and have preference over common stock for the payment of dividends and the distribution of assets in the event of a liquidation or dissolution of MUFG. They are all non-cumulative and non-participating with respect to dividend payments. Shareholders of Class 5 and Class 11 Preferred Stock have the right to receive a liquidation distribution at ¥2,500 and ¥1,000 per share, respectively, and do not have the right to participate in any further liquidation distributions.

The number of shares of preferred stock issued and outstanding at March 31, 2009, 2010 and 2011 was as follows:

	Outstanding at March 31, 2009	Net change	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011
	(number of shares)
Preferred stock:
Class 3	100,000,000	—	100,000,000	(100,000,000)	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	—	256,001,000	(100,000,000)	156,001,000

None of the Class 6 and 7 Preferred Stock has been issued.

The aggregate liquidation preference of preferred stock issued and outstanding at March 31, 2009, 2010 and 2011 was as follows:

	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions)
Preferred stock:
Class 3	¥250,000	¥—	¥250,000	¥(250,000)	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥—	¥640,001	¥(250,000)	¥390,001

Preferred stock included in Capital stock on the consolidated balance sheets at March 31, 2009, 2010 and 2011 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred Stock.

The portion of proceeds from the sale of shares that is designated as capital stock is determined by resolution of the Board of Directors of MUFG, however, at least 50% of the issue price of newly issued shares is required to be designated as capital stock at the time of incorporation or share issuance under the Company Law. Proceeds in excess of amounts designated as capital stock are designated as capital surplus. However, these provisions are not applied in company reorganization, such as a merger, company split and share exchange. Preferred Stock Classes 8 through 12 were issued in exchange for UFJ Holdings' preferred stock and recorded in Capital surplus.

On April 2, 2001, MUFG issued 81,400 shares of Class 1 Preferred Stock at an aggregate issue price of ¥244,200 million. ¥122,100 million was included in Preferred stock and the remaining amount was included in Capital surplus, net of stock issue expenses. MUFG redeemed 40,700 shares during the fiscal year ended March 31, 2005 and the remaining 40,700 shares during the fiscal year ended March 31, 2006. At each redemption, Capital surplus decreased by ¥122,100 million, totaling ¥244,200 million, as provided in the Commercial Code of Japan ("Code") and the Articles of Incorporation of MUFG.

On February 17, 2005, MUFG issued 100,000 shares of Class 3 Preferred Stock at ¥2.5 million per share, the aggregate amount of the issue price being ¥250.0 billion.

On October 3, 2005, MUFG issued 200,000 shares of Class 8 Preferred Stock, 150,000 shares of Class 9 Preferred Stock, 150,000 shares of Class 10 Preferred Stock, 1 share of Class 11 Preferred Stock and 200,000 shares of Class 12 Preferred Stock in exchange for Class II, IV, V, VI and VII Preferred Stock of UFJ Holdings at an exchange ratio of 1 share of MUFG's Class 8, 9, 10, 11 and 12 Preferred Stock for each share of UFJ Holdings' Class II, IV, V, VI and VII Preferred Stock, respectively.

On October 4, 2005, 69,300 shares of Class 8 Preferred Stock and 57,850 shares of Class 9 Preferred Stock were converted into 122,763.51 and 127,096.45 shares of common stock, respectively, for the repayment of public funds.

On December 6, 2005, 51,900 shares of Class 8 Preferred Stock and 24,700 shares of Class 12 Preferred Stock were converted into 91,939.77 and 31,030.15 shares of common stock, respectively, for the repayment of public funds.

On February 28, 2006, 51,800 shares of Class 8 Preferred Stock and 12,450 shares of Class 9 Preferred Stock were converted into 91,762.63 and 22,733.70 shares of common stock, respectively, for the repayment of public funds.

On April 27, 2006, 45,400 shares of Class 12 Preferred Stock were converted into 57,035.18 shares of common stock.

On May 23, 2006, 9,300 shares of Class 8 Preferred Stock and 89,357 shares of Class 10 Preferred Stock originally issued by UFJ Holdings and held by the RCC were exchanged for 179,639 shares of common stock. The aggregate face amounts of the preferred stock exchanged were ¥27,900 million and ¥178,714 million, respectively. Subsequent to the exchanges, MUFG purchased 179,639 shares of common stock and an additional 7,923 shares of common stock as treasury stock for an aggregate amount of ¥286,970 million.

On June 8, 2006, 79,700 shares of Class 9 Preferred Stock, 60,643 shares of Class 10 Preferred Stock and 16,700 shares of Class 12 Preferred Stock were exchanged for 277,245 shares of common stock. The aggregate face amounts of the preferred stock exchanged were ¥159,400 million, ¥121,286 million and ¥16,700 million, respectively. Subsequent to the exchanges, these shares of common stock were sold in the open market. As a result, MUFG completed the repayment of all public funds received by the MUFG Group in accordance with the Law Concerning Emergency Measures for the Early Strengthening of Financial Functions.

On June 29, 2006, 9,300 shares of Class 8 Preferred Stock, 79,700 shares of Class 9 Preferred Stock, 150,000 shares of Class 10 Preferred Stock and 16,700 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On February 14, 2007, 22,800 shares of Class 12 Preferred Stock were exchanged for 28,643 shares of common stock.

On February 19, 2007, 45,400 shares of Class 12 Preferred Stock were exchanged for 57,035 shares of common stock.

On March 13, 2007, 11,300 shares of Class 12 Preferred Stock were exchanged for 14,195 shares of common stock.

On March 29, 2007, 79,500 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On September 30, 2007, a share of all classes of Preferred Stock was divided into 1,000 shares.

On August 1, 2008, 17,700,000 shares of Class 8 Preferred Stock were exchanged for 43,895,180 shares of common stock.

On September 25, 2008, 17,700,000 shares of Class 8 Preferred Stock, which had been recorded as treasury stock, were retired.

On September 30, 2008, 22,400,000 shares of Class 12 Preferred Stock were exchanged for 28,140,710 shares of common stock.

On October 31, 2008, 22,400,000 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On November 17, 2008, MUFG issued 156,000,000 shares of Class 5 Preferred Stock at ¥ 2,500 per share, the aggregate amount of the issue price being ¥390.0 billion.

Through the period from February 3, 2009 to February 16, 2009, 11,300,000 shares of Class 12 Preferred Stock were exchanged for 14,681,040 shares of common stock.

On February 27, 2009, 11,300,000 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On April 1, 2010, MUFG acquired 100,000,000 shares of Class 3 Preferred Stock. On the same day, these 100,000,000 shares of Class 3 Preferred Stock were retired.

Preferred Stock Outstanding as of March 31, 2011

Class 5 Preferred Stock

Class 5 Preferred Stock is redeemable at the option of MUFG. At the time of issuance, the Board of Directors determines an issue price, an annual dividend (not to exceed ¥250 per share), and redemption terms, including a redemption price.

Class 5 Preferred Stock was issued by means of a third-party allocation to Nippon Life Insurance Company, Meiji Yasuda Life Insurance Company, TAIYO LIFE INSURANCE COMPANY, DAIDO LIFE INSURANCE COMPANY, Tokio Marine & Nichido Fire Insurance Co., Ltd., NIPPONKOA Insurance Company, Limited and Aioi Insurance Company, Limited. The preferred stock does not have voting rights at any general meetings of shareholders, unless otherwise provided by applicable laws and regulations. Preferred dividends are set to be ¥115 per share annually, except as of March 31, 2009. Preferred dividends were ¥43 per share as of March 31, 2009.

Class 11 Preferred Stock

Class 11 preferred stockholders are entitled to receive annual non-cumulative dividends of ¥5.30 per share with priority over common stockholders.

Class 11 Preferred Stock is convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.

All Class 11 Preferred Stock outstanding on August 1, 2014 will be mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60.

Beneficial Conversion Feature

Convertible preferred stock contains a beneficial conversion feature if the effective conversion price (either initially or after being reset) for a share of common stock upon conversion is less than the market price of a share of common stock when the preferred stock was issued.

Beneficial conversion feature discounts are measured as the excess of the market price of a share of common stock when the preferred stock is issued over the initial or reset preferred stock conversion price per share of common stock. Beneficial conversion feature discounts are charged to Capital surplus when recognized and amortized to retained earnings as non-cash preferred dividends using the effective yield method. Initial beneficial conversion feature discounts are amortized over the period from the issuance date of the preferred stock to the mandatory conversion date. Contingent beneficial conversion feature discounts are recognized when the reset conversion price is determinable and amortized over the period from the conversion price reset date to the mandatory conversion date. Any remaining unamortized beneficial conversion feature discount when preferred stock is converted at the option of the holder before the mandatory conversion date is immediately charged to retained earnings as a non-cash preferred dividend.

The changes in the unamortized discount arising from beneficial conversion features of the preferred stock during the fiscal year ended March 31, 2009 were as follows:

	Class 8	Class 11	Class 12	Total
	(in millions)
Fiscal year ended March 31, 2009:
Balance at March 31, 2008	¥1,160	¥1	¥7,658	¥8,819
Addition on conversion price/ratio reset	—	—	659	659
Amortization to retained earnings	(1,160)	(1)	(3,618)	(4,779)
Charged to retained earnings on conversion of preferred stock	—	—	(4,699)	(4,699)

Balance at March 31, 2009	¥—	¥—	¥—	¥—

The above balances at March 31, 2008 were fully amortized to retained earnings or charged to retained earnings on conversion of preferred stock by March 31, 2009.